PREPAYMENTS	3 Months Ended
Mar. 31, 2021
PREPAYMENTS
NOTE 8 - PREPAYMENTS

As of March 31, 2021, prepayments consist of the following:

	March 31, 2021	December 31, 2020
Office furniture	$611,276	-
Block chain software and annual fee	692,434	-
Software licenses fee and others	10,239	61,707
	1,313,949	61,707